Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Operations by Segment

	2020
	Run-off	Investments	Legacy Underwriting	Corporate & Other (1)	Total
INCOME
Net premiums earned	$58,695	$—	$513,397	$—	$572,092
Fees and commission income	19,462	—	22,984	—	42,446
Net investment income	—	269,832	32,985	—	302,817
Net realized and unrealized gains	—	1,627,526	14,493	—	1,642,019
Other income (expense)	112,948	—	3,865	(15,681)	101,132
	191,105	1,897,358	587,724	(15,681)	2,660,506
EXPENSES
Net incurred losses and loss adjustment expenses	(145,358)	—	371,486	189,798	415,926
Acquisition costs	20,177	—	150,843	—	171,020
General and administrative expenses	173,247	33,793	158,464	135,975	501,479
	48,066	33,793	680,793	325,773	1,088,425
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES	143,039	1,863,565	(93,069)	(341,454)	1,572,081
Earnings from equity method investments	—	238,569	—	—	238,569
SEGMENT INCOME (LOSS)	$143,039	$2,102,134	$(93,069)	(341,454)	1,810,650
Interest expense				(59,308)	(59,308)
Net foreign exchange losses				(16,393)	(16,393)
Income tax expense				(23,827)	(23,827)
NET EARNINGS FROM CONTINUING OPERATIONS					1,711,122
Net earnings from discontinued operations, Net of income taxes				16,251	16,251
NET EARNINGS					1,727,373
Net loss attributable to noncontrolling interest				27,671	27,671
NET EARNINGS ATTRIBUTABLE TO ENSTAR					1,755,044
Dividends on preferred shares				(35,700)	(35,700)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS				$(432,760)	$1,719,344
(1) Other income (expense) for corporate and other activities includes the amortization of fair value adjustments associated with the acquisition of DCo and Morse TEC. Net incurred losses and loss adjustment expenses for corporate and other activities includes the amortization of deferred charge assets and deferred gain liabilities on retroactive reinsurance contracts and fair value adjustments associated with the acquisition of companies and the changes in the fair value of liabilities related to our assumed retroactive reinsurance agreements for which we have elected the fair value option.

	2019
	Run-off	Investments	Legacy Underwriting	Corporate & Other (1)	Total
INCOME
Net premiums earned	$168,496	$—	$635,551	$—	$804,047
Fees and commission income	18,293	—	10,160	—	28,453
Net investment income	—	266,826	41,445	—	308,271
Net realized and unrealized gains	—	974,199	37,767	—	1,011,966
Other income (expense)	48,309	—	469	(11,708)	37,070
	235,098	1,241,025	725,392	(11,708)	2,189,807
EXPENSES
Net incurred losses and loss adjustment expenses	(153,370)	—	562,051	205,498	614,179
Acquisition costs	73,642	—	166,967	—	240,609
General and administrative expenses	173,531	29,654	96,694	113,205	413,084
	93,803	29,654	825,712	318,703	1,267,872
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES	141,295	1,211,371	(100,320)	(330,411)	921,935
Earnings from equity method investments	—	55,910	—	—	55,910
SEGMENT INCOME (LOSS)	$141,295	$1,267,281	$(100,320)	(330,411)	977,845
Interest expense				(52,541)	(52,541)
Net foreign exchange gains				7,912	7,912
Income tax expense				(12,372)	(12,372)
NET EARNINGS FROM CONTINUING OPERATIONS					920,844
Net earnings from discontinued operations, Net of income taxes				7,375	7,375
NET EARNINGS					928,219
Net loss attributable to noncontrolling interest				9,870	9,870
NET EARNINGS ATTRIBUTABLE TO ENSTAR					938,089
Dividends on preferred shares				(35,914)	(35,914)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS				$(406,081)	$902,175
(1) Other income (expense) for corporate and other activities includes the amortization of fair value adjustments associated with the acquisition of DCo and Morse TEC. Net incurred losses and loss adjustment expenses for corporate and other activities includes the amortization of deferred charge assets and deferred gain liabilities on retroactive reinsurance contracts and fair value adjustments associated with the acquisition of companies and the changes in the fair value of liabilities related to our assumed retroactive reinsurance agreements for which we have elected the fair value option.

	2018
	Run-off	Investments	Legacy Underwriting	Corporate & Other (1)	Total
INCOME
Net premiums earned	$9,427	$—	$686,352	$—	$695,779
Fees and commission income	16,466	—	18,622	—	35,088
Net investment income	—	229,012	32,686	—	261,698
Net realized and unrealized losses	—	(391,961)	(15,571)	—	(407,532)
Other income (expense)	36,224	—	(388)	(1,763)	34,073
	62,117	(162,949)	721,701	(1,763)	619,106
EXPENSES
Net incurred losses and loss adjustment expenses	(339,389)	—	635,173	27,938	323,722
Acquisition costs	4,006	—	173,849	—	177,855
General and administrative expenses	121,657	18,375	122,835	85,919	348,786
	(213,726)	18,375	931,857	113,857	850,363
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES	275,843	(181,324)	(210,156)	(115,620)	(231,257)
Earnings from equity method investments	—	42,147	—	—	42,147
SEGMENT INCOME (LOSS)	$275,843	$(139,177)	$(210,156)	(115,620)	(189,110)
Interest expense				(25,696)	(25,696)
Net foreign exchange losses				(2,644)	(2,644)
Income tax benefit				3,689	3,689
NET LOSS FROM CONTINUING OPERATIONS					(213,761)
Net earnings from discontinued operations, Net of income taxes				1,489	1,489
NET LOSS					(212,272)
Net loss attributable to noncontrolling interest				62,051	62,051
NET LOSS ATTRIBUTABLE TO ENSTAR					(150,221)
Dividends on preferred shares				(12,133)	(12,133)
NET LOSS ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS				$(88,864)	$(162,354)
(1) Other income (expense) for corporate and other activities includes the amortization of fair value adjustments associated with the acquisition of DCo and Morse TEC. Net incurred losses and loss adjustment expenses for corporate and other activities includes the amortization of deferred charge assets and deferred gain liabilities on retroactive reinsurance contracts and fair value adjustments associated with the acquisition of companies and the changes in the fair value of liabilities related to our assumed retroactive reinsurance agreements for which we have elected the fair value option.

Schedule of Revenue from External Customers
Gross Premiums Written by Geographical Area
The following table summarizes our gross premiums written for the year ended December 31, 2020 by geographic area. Geographic distribution in future years is subject to variation based upon market conditions and business strategies.

	Run-off		Legacy Underwriting		Total
	Total	%	Total	%	Total	%
	(In thousands of U.S. dollars, except percentages)
United States	$4,969	95.7	$177,956	32.5	$182,925	33.2
United Kingdom	(229)	(4.4)	119,111	21.8	118,882	21.5
Europe	1,615	31.1	81,886	15.0	83,501	15.1
Asia	—	—	68,096	12.5	68,096	12.3
Rest of World	(1,164)	(22.4)	99,743	18.2	98,579	17.9
Total	$5,191	100.0	$546,792	100.0	$551,983	100.0